Restatement of Previously Issued Financial Statements - Summary of Impact of Restatement on Unaudited Statement of Changes in Stockholders' Equity (Deficit) (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2021
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Sale of Units, net of underwriting discount and offering expenses		$ 2,760	$ 2,760
Change In Common Stock Subject to Possible Redemption			0
Common stock subject to possible redemption		(2,760)	(2,760)
Sale of Private Placement Warrants through over-allotment		7,270,000	7,270,000
Subsequent remeasurement under ASC 480-10-S99		(15,816,086)	(15,816,086)
As Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Sale of Units, net of underwriting discount and offering expenses		267,453,914	267,453,914
Change In Common Stock Subject to Possible Redemption	$ 119,590	(262,428,430)	(262,308,840)
Common stock subject to possible redemption			0
Sale of Private Placement Warrants through over-allotment			0
Subsequent remeasurement under ASC 480-10-S99			0
Adjustment
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Sale of Units, net of underwriting discount and offering expenses		(267,451,154)	(267,451,154)
Change In Common Stock Subject to Possible Redemption	$ (119,590)	262,428,430	262,308,840
Common stock subject to possible redemption		(2,760)	(2,760)
Sale of Private Placement Warrants through over-allotment		7,270,000	7,270,000
Subsequent remeasurement under ASC 480-10-S99		$ (15,816,086)	$ (15,816,086)